NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund
Nationwide Tax-Free Income Fund

Supplement dated June 23, 2008
to the Prospectus dated February 28, 2008 (as revised May 5, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.            Effective June 23, 2008, the Nationwide Tax-Free Income Fund (the "Fund") was reorganized into Aberdeen
               Tax-Free Income Fund, a corresponding newly created series of the Aberdeen Funds.
               Accordingly, the Fund has ceased operations and no longer offers its shares to investors.
               All references to the Fund within the Prospectus are therefore deleted.  Shareholders of the Fund should refer to the Aberdeen Tax-Free Income Fund’s Prospectus and Statement of Additional Information for
               disclosure regarding the  Fund.

2.            The list of Nationwide Mutual funds subject to an exchange/redemption fee shown under the
               Section "Investing with Nationwide Funds - Exchange and Redemption Fees" on page 45 of the
               Prospectus is hereby replaced with the following:

		Minimum
	Exchange/	Holding Period
Fund	Redemption Fee	(calendar days)
Nationwide International Value Fund	2.00%	90
Nationwide Micro Cap Equity Fund	2.00%	90
Nationwide Mid Cap Growth Fund	2.00%	90
Nationwide U.S. Small Cap Value Fund	2.00%	90
Nationwide Value Opportunities Fund	2.00%	90
NorthPointe Small Cap Growth Fund	2.00%	90
Nationwide Growth Fund	2.00%	30
Nationwide Large Cap Value Fund	2.00%	30
Nationwide Fund	2.00%	30
Nationwide Value Fund	2.00%	30
Nationwide Bond Fund	2.00%	7
Nationwide Bond Index Fund	2.00%	7
Nationwide Government Bond Fund	2.00%	7
Nationwide International Index Fund	2.00%	7
Nationwide Mid Cap Market Index Fund	2.00%	7
Nationwide Short Duration Bond Fund	2.00%	7
Nationwide S&P 500 Index Fund	2.00%	7
Nationwide Small Cap Index Fund	2.00%	7

PS-CFX-I                                 6/08

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE